Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance	$ 78	$ 17	$ 319
Class A Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	0	25,000,000	25,000,000
Common stock, shares issued	0	20,848,847	20,848,847
Common stock, shares outstanding	0	20,848,847	20,848,847
Class B Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	0	6,500,000	6,000,000
Common stock, shares issued	0	6,009,978	6,019,228
Common stock, shares outstanding	0	6,009,978	6,019,228
Common Stock [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	240,000,000	0	0
Common stock, shares issued	72,530,256	0	0
Common stock, shares outstanding	72,530,256	0	0